CONVERTIBLE LOAN FROM SHAREHOLDERS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
CONVERTIBLE LOAN FROM SHAREHOLDERS

NOTE 8 - CONVERTIBLE LOANS FROM SHAREHOLDERS

A.	On October 8, 2015, the Company entered into a convertible loan agreement with several investors who were also existing shareholders. According to the loan agreement, the Company will receive an amount up to USD 500,000. The loan bears interest of 10%, and is converted to both equity shares and warrants of the Company.

The company concluded the conversion feature is not a Beneficial Conversion Feature pursuant to the provisions of ASC 470-20, “Debt with Conversion and Other Options”. Accordingly, the proceeds were recorded in liabilities in their entirely at the date of issuance.

On July 7, 2016 the outstanding principal and accrued interest were converted into 452,650 series A preferred shares, NIS 0.001 nominal value each and 452,650 warrants to purchase the Company’s series A preferred shares, NIS 0.001 nominal value each, at an exercise price of 1 dollar per share. The warrants were exercised in September 2016.

B.	On May 11, 2016 the Company signed a convertible note agreement with several investors who were also existing shareholders. According to the loan agreement, the Company received an amount of USD 750,000. The loan bears an interest at a fixed rate of 10% per annum beginning on the issuance date.

At maturity, all of the outstanding principal and accrued interest are converted into the Company’s ordinary shares subject to the conversion or default events specified in the loan agreement, based on a conversion price that represents a 20% discount on the Company’s valuation upon such default events Furthermore, in the event of a reverse merger transaction or a qualified financing, each as defined in the promissory notes with respect to such loans, all of the outstanding principal and accrued interest shall be converted into the securities issued in the reverse merger or the qualified financing, as the case may be.

On November 28, 2016 the loan was converted into 598,225 series A preferred shares, NIS 0.001 nominal value each. See also note 16.

The company concluded the value of the note is predominantly based on a fixed monetary amount known at the date of issuance as represented by the 20% discount on the Company’s valuation. Accordingly, the note was classified as debt and is measured at its fair value, pursuant to the provisions of ASC 480-10, “Accounting for Certain Financial instruments with Characteristics of both Liabilities and Equity”.

The fair value of the note is measured based on observable inputs as the fixed monetary value of the variable amount of shares to be issued upon conversion (level 2 measurement).

NOTE 8 - CONVERTIBLE LOAN FROM SHAREHOLDERS

On October 8, 2015, the Company signed a convertible loan agreement with the shareholders. According to the loan agreement, the Company will receive an amount up to USD 500,000.

The loan bears interest of 10%.

The company concluded the conversion feature is not a Beneficial Conversion Feature pursuant to the provisions of ASC 470-20. Accordingly, the proceeds were recorded in liabilities in their entirely.